Principal Funds, Inc.
Supplement dated September 3, 2025
to the Prospectus and Statement of Additional Information
both dated March 1, 2025
(as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR SMALLCAP FUND
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Emily Foshag (since 2025), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Emily Foshag has been with Principal® since 2019. She earned a bachelor’s degree in Accounting from New York University and an M.S. degree with distinction from New York University with a concentration in global energy and environmental policy. Ms. Foshag has earned the right to use the Chartered Financial Analyst designation.
The changes described below are being made to the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Emily Foshag (2): SmallCap Fund
Registered investment companies	1	$13.7 million	0	$0
Other pooled investment vehicles	1	$52.9 million	0	$0
Other accounts	0	$0	0	$0
(2) Information as of August 31, 2024.

Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Emily Foshag (2)	SmallCap	$100,001 - $500,000
(2) Information as of September 3, 2025.
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